Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) - Class of Stock [Domain] - USD ($)		Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Mar. 31, 2012		$ (183,721)		$ 5	[1]	$ 16,238	$ (200,407)	$ 443
Balance (in shares) at Mar. 31, 2012	[1]			9,000,000
Issuance of common shares for cash (Note 8(i))		1,486,980		$ 1,486,980		0	0	0
Issuance of common shares for cash (Note 8(i)) (in shares)				2,525,000
Issuance of common shares for services		117,192		$ 117,192	[2]	0	0	0
Issuance of common shares for services (in shares)	[2]			200,000
Share issue costs		(34,583)		$ (34,583)		0	0	0
Cancellation of common shares issued to founders		0		$ 0		0	0	0
Cancellation of common shares issued to founders (in shares)				(250,000)
Net loss for the period		(937,059)		$ 0		0	(937,059)	0
Foreign currency translation		23,013		0		0	0	23,013
Balance at Mar. 31, 2013		471,822		$ 1,569,594		16,238	(1,137,466)	23,456
Balance (in shares) at Mar. 31, 2013				11,475,000
Net loss for the period		(1,428,555)
Foreign currency translation		(553)
Balance at Dec. 31, 2013		(710,982)	$ 0	$ 36,622		1,736,247	(2,506,754)	22,903
Balance (in shares) at Dec. 31, 2013			1	36,621,885
Balance at Mar. 31, 2013		471,822		$ 1,569,594		16,238	(1,137,466)	23,456
Balance (in shares) at Mar. 31, 2013				11,475,000
Issuance of common shares for cash (Note 8(i))		96,320		$ 96,320		0	0	0
Issuance of common shares for cash (Note 8(i)) (in shares)				166,667
Share issue costs		(7,329)		$ (7,329)		0	0	0
Relative fair value of options issued and contributed capital from shareholders		98,046		0		98,046	0	0
Net loss for the period		(1,451,769)		0		0	(1,451,769)	0
Foreign currency translation		18,284		0		0	0	18,284
Balance at Mar. 31, 2014		(774,626)		$ 1,658,585		114,284	(2,589,235)	41,740
Balance (in shares) at Mar. 31, 2014				11,641,667
Balance at Dec. 31, 2013		(710,982)	$ 0	$ 36,622		1,736,247	(2,506,754)	22,903
Balance (in shares) at Dec. 31, 2013			1	36,621,885
Balance at Dec. 31, 2014		(50,439)	$ 0	$ 4,837,844		4,936,456	(5,053,982)	17,350
Balance (in shares) at Dec. 31, 2014			1	49,737,096
Balance at Mar. 31, 2014		(774,626)		$ 1,658,585		114,284	(2,589,235)	41,740
Balance (in shares) at Mar. 31, 2014				11,641,667
Issuance of common shares for cash (Note 8(i))		2,616,062		$ 2,616,062		0	0	0
Issuance of common shares for cash (Note 8(i)) (in shares)				3,430,756
Share issue costs		(11,609)		$ (11,609)		0	0	0
Shares issues on conversion of loans (Notes 8(ii) and (iii))		239,746		$ 239,746		0	0	0
Shares issues on conversion of loans (Notes 8(ii) and (iii)) (in shares)				321,748
Beneficial conversion feature (Note 6)		27,677		$ 0		27,677	0	0
Shares issued on exercise of stock options (Note 8(iv))		228,875		$ 335,060	[3]	(106,185)	0	0
Shares issued on exercise of stock options (Note 8(iv)) (in shares)	[3]			416,667
Share compensation expense		112,573		$ 0		112,573	0	0
Net loss for the period		(2,464,747)		0		0	(2,464,747)	0
Foreign currency translation		(24,390)		0		0	0	(24,390)
Balance at Dec. 31, 2014		(50,439)	$ 0	$ 4,837,844		4,936,456	(5,053,982)	17,350
Balance (in shares) at Dec. 31, 2014			1	49,737,096
Effect of the Reverse Acquisition (Note 8(vii))		0	$ 0	$ 6,000		(6,000)	0	0
Effect of the Reverse Acquisition (Note 8(vii)) (in shares)			0	6,000,063
Shares issued on private placement		13,126,600	$ 0	$ 16,408		13,110,192	0	0
Shares issued on private placement (in shares)			0	16,408,250
Share issue costs		(1,785,203)	$ 0	$ 0		(1,785,203)	0	0
Share compensation expense (Notes 8(v) and 9)		1,669,195	$ 0	$ 263		1,668,932	0	0
Share compensation expense (Notes 8(v) and 9) (in shares)			0	262,904
Net loss for the period		(3,666,040)	$ 0	$ 0		0	(3,666,040)	0
Foreign currency translation		24,799	0	0		0	0	24,799
Balance at Jun. 30, 2015		$ 9,318,912	$ 0	$ 72,408		$ 17,924,377	$ (8,720,022)	$ 42,149
Balance (in shares) at Jun. 30, 2015			1	72,408,313

[1]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[2]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[3]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.